Acquisitions - Summary of Acquisition Activity (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [Line Items]
Cash Consideration	$ 8	$ 2
Balance amount of consideration recorded as liability	$ 5	$ 21